Financial risk management and financial instruments	12 Months Ended
May 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial risk management and financial instruments
30.	Financial risk management and financial instruments

Financial instruments
The Company has classified its financial instruments as described in Note 3.
The carrying values of accounts receivable, prepaids and other current assets, bank indebtedness and accounts payable and accrued liabilities approximate their fair values due to their short periods to maturity.
The Company’s long-term debt of $26,745 is subject to fixed interest rates. The Company’s long-term debt is valued based on discounting the future cash outflows associated with the long-term debt. The discount rate is based on the incremental premium above market rates for Government of Canada securities of similar duration. In each period thereafter, the incremental premium is held constant while the Government of Canada security is based on the then current market value to derive the discount rate. The fair value of the Company’s long-term debt in repayment as at May 31, 2020 was $26,714.

Fair value hierarchy
Financial instruments recorded at fair value are classified using a fair value hierarchy that reflects the significance of inputs used in making the measurements. Cash and cash equivalents are Level 1. The hierarchy is summarized as follows:

Level 1	quoted prices (unadjusted) in active markets for identical assets and liabilities

Level 2	inputs that are observable for the asset or liability, either directly (prices) or indirectly (derived from prices) from observable market data

Level 3	inputs for assets and liabilities not based upon observable market data

	Level 1	Level 2	Level 3	May 31, 2020
Financial assets at FVTPL
Cash and cash equivalents	$497,222	$—	$—	$497,222
Convertible notes receivable	—	—	14,626	14,626
Long-term investments	15,502	—	11,514	27,016
Financial liabilities at FVTPL
Convertible debentures	—	—	(270,783)	(270,783)

Outstanding, end of the year	$512,724	$—	$(244,643)	$268,081

	Level 1	Level 2	Level 3	May 31, 2019
Financial assets at FVTPL
Cash and cash equivalents	$550,797	$—	$—	$550,797
Marketable securities	20,199	—	—	20,199
Convertible notes receivable	—	—	32,230	32,230
Long-term investments	41,803	—	23,119	64,922
Financial liabilities at FVTPL
Convertible debentures	—	—	(421,366)	(421,366)

Outstanding, end of the year	$612,799	$—	$(366,017)	$246,782

The following table presents the changes in level 3 items for the year
 ended May 31, 2020:

	Unlisted equity securities	Long-term investments	Conver t ible debentures	Total
Closing balance May 31, 2019	$23,119	$32,230	$(421,366)	$(366,017)
Acquisitions	605	216	—	821
Disposals	—	(10,479)	91,169	80,690
Unrealized gain (loss) on fair value	(12,210)	(7,341)	59,414	39,863

Closing balance May 31, 2020	$11,514	$14,626	$(270,783)	$(244,643)

Financial risk management
The Company has exposure to the following risks from its use of financial instruments: credit; liquidity; currency rate; and, interest rate price.

(a)	Credit risk
The maximum credit exposure at May 31, 2020 is the carrying amount of cash and cash equivalents, accounts receivable, prepaids and other current assets, promissory notes receivable and convertible notes receivable. All cash and cash equivalents are placed with major financial institutions.

	Total	0-30 days	31-60 days	61-90 days	90+ days
Trade receivables	$55,796	$42,560	$4,752	$398	$8,086
		76%	8%	1%	14%

(b)	Liquidity risk
As at May 31, 2020, the Company’s financial liabilities consist of bank indebtedness and accounts payable and accrued liabilities, which have contractual maturity dates within one-year,
long-term debt, and convertible debentures which have contractual maturities over the next five years.
Aphria maintains a debt service charge covenant on certain loans secured by its Aphria One facilities that is measured at year-end
only. The Company was in breach of its debt service ratio loan covenant for the year, as of year-end.
The Company was in breach of its debt service ratio loan covenant at year end related to one lender; however, it obtained a waiver from the lender with respect to this breach in the next twelve month period and expects to meet the covenant in the next year. The Company believes that it has sufficient operating room with respect to its financial covenants for the next fiscal year and does not anticipate being in breach of any of its financial covenants going forward.
The Company manages its liquidity risk by reviewing its capital requirements on an ongoing basis. Based on the Company’s working capital position at May 31, 2020, management regards liquidity risk to be low.

(c)	Currency rate risk
As at May 31, 2020, a portion of the Company’s financial assets and liabilities held in United States Dollars (“USD”) and Euros consist of cash and cash equivalents, convertible notes receivable, and long-term investments. The Company’s objective in managing its foreign currency risk is to minimize its net exposure to foreign currency cash flows by transacting, to the greatest extent possible, with third parties in the functional currency. The Company is exposed to currency rate risk in other comprehensive income, relating to foreign subsidiaries which operate in a foreign currency. The Company does not currently use foreign exchange contracts to hedge its exposure of its foreign currency cash flows as management has determined that this risk is not significant at this point in time.
The Company is exposed to unrealized foreign exchange risk through its cash and cash equivalents. As at May 31, 2020, approximately $297,500 USD ($410,000 CAD) of the Company’s cash and cash equivalents was in United States dollars. A 1% change in the foreign exchange rate would result in an unrealized gain or loss of approximately $4,000.

(d)	Interest rate price risk
The Company manages interest rate risk by restricting the type of investments and varying the terms of maturity and issuers of marketable securities. Varying the terms to maturity reduces the sensitivity of the portfolio to the impact of interest rate fluctuations.

(e)	Capital management
The Company’s objectives when managing its capital are to safeguard its ability to continue as a going concern, to meet its capital expenditures for its continued operations, and to maintain a flexible capital structure which optimizes the cost of capital within a framework of acceptable risk. The Company manages its capital structure and adjusts it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust its capital structure, the Company may issue new shares, issue new debt, or acquire or dispose of assets. The Company is not subject to externally imposed capital requirements.
Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable. There have been no changes to the Company’s capital management approach in the year. The Company considers its cash and cash equivalents and marketable securities as capital.